Note 25 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
(
2
5
)
Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for unrealized gains and losses securities available for sale for the years ended
December 31, 2018,
2017
and
2016
are as follows:

	2018	2017	2016

Beginning Balance	$(6,491,949)	$(5,022,140)	$(4,434,351)

Other Comprehensive Income
Before Reclassification	(1,606,573)	(401,514)	(333,542)

Amounts Reclassified from Accumulated
Other Comprehensive Income	(91,568)	-	(254,247)
TCJ Act	-	(1,068,295)	-

Net Current Period Other Comprehensive Income	(1,698,141)	(1,469,809)	(587,789)

Ending Balance	$(8,190,090)	$(6,491,949)	$(5,022,140)